Equity (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Equity
8. Equity

In conjunction with the Merger on October 31, 2019, the Company issued 50,000,000 shares of common stock to AC. The common stock, additional paid in capital, earnings per share, and accumulated deficit amounts in these consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued as a result of the Merger.

See the Organization and Business Description Note above for detail.

I. Equity

On March 19, 2018 the Company sold in a private placement to LICT, 1,500,000 of its shares common stock for $180,000, or $0.12 per share.

G.research returned capital to AC on December 3, 2018 totaling $85,606,259 in the form of securities with a fair value of $80,877,637 and a tax receivable settlement of $4,728,622.

In the normal course of business, G.research made cash return of capital to AC on June 19, 2019 in the amount of $3,300,000.

In conjunction with the Merger on October 31, 2019, AC made two capital contributions to the Company on October 28, 2019 and November 21, 2019 of $300,000 and $110,889, respectively.

In conjunction with the Merger on October 31, 2019, the Company issued 50,000,000 shares of common stock to AC. The common stock, additional paid in capital,earnings per share and accumulated deficit amounts in these consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued as a result of the Merger.

See Note D Related Party Transactions for detail.